PowerShares Exchange-Traded Fund Trust

301 West Roosevelt Road

Wheaton, IL 60187

VIA EDGAR

August 31, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:                               PowerShares Exchange-Traded Fund Trust
File Number: 333-102228, 811-21265

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 137 to Registrant’s Registration Statement on Form N-1A, filed on August 29, 2007, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on August 29, 2007, accession number 0001104659-07-065950.

If you have any questions or comments regarding this filing, please call Gregory Samuels at (212) 878-3158.

Very truly yours,

PowerShares Exchange-Traded Fund Trust

By:	/s/ Harold Bruce Bond
Harold Bruce Bond
President and Chairman